Provision for Reclamation Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Provision for Reclamation Liabilities Explanatory [Abstract]
Schedule of Provision for Reclamation Liabilities
($000s)	June 30, 2023	December 31, 2022
Beginning of the period	10,846	8,442
Disbursements	(870)	(4,519)
Environmental rehabilitation expense	-	6,851
Accretion	124	72
End of the period	10,100	10,846

Provision for reclamation liabilities – current	4,343	4,343
Provision for reclamation liabilities – long-term	5,757	6,503
	10,100	10,846